NOTE 7 –LOANS PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
[custom:RelatedPartyDebtToEquitySwapValue]			$ 1,647,150
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense	$ 22,417	$ 179,504	191,281	77,101
Amortization of Debt Discount (Premium)	$ 7,406	$ 63,666	$ 78,481	$ 44,749